Relevant event during the period and as of the issuance date of the financial statements	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure Of Relevant Event During The Period And As Of The Issuance Date Of The Financial Statements
2)	RELEVANT EVENT DURING THE PERIOD AND AS OF THE ISSUANCE DATE OF THE FINANCIAL STATEMENTS
COVID-19
Pandemic
As of December 31, 2021, the outbreak of the Coronavirus
SARS-CoV-2
and its strains that causes the disease known as
COVID-19,
declared as a pandemic by the World Health Organization on March 11, 2020 (the
“COVID-19
Pandemic”), continued to affect the Company’s operations in various aspects. During the year ended December 31, 2021, in general, the restrictive and confinement measures to contain the spread of the pandemic that affected the construction industry in the countries where the Company operates were not so significant. Conversely, in 2020, mainly during the second quarter, the impact caused by the pandemic on the Company’s results was very significant, primarily attributable to the restrictive and confinement measures in effect from the middle of March 2020, much of the second quarter of 2020, and in some cases also during the third quarter of 2020. The recovery of the economic activity in general, and of the construction sector in particular, in most of the countries where the Company operates was very significant during the first half of 2021, however the recovery started to slow down during the third and fourth quarters of 2021. As of December 31, 2021, to a lesser degree than in 2020, the Company continues to be affected by the
COVID-19
Pandemic, mainly by the closing of several corporate offices and certain production slowdowns or stoppages and disruptions in the delivery systems, as well as disruptions or delays in the supply chains.
From the beginning of the
COVID-19
Pandemic and abiding by official dispositions in the countries in which CEMEX operates, CEMEX implemented strict hygiene, sanitary, and security measures guidelines in all its operations and modified its manufacturing, selling and distributions processes to assure physical distancing, aiming to protect the health and safety of its employees and their families, customers and communities. In this respect, for the years 2021 and 2020, since the start of the COVID-19 Pandemic, CEMEX has identified certain incremental costs and expenses associated with implementing and maintaining these measures of $26 and $48, respectively (note 8).
According to the measures implemented in each case by the local authorities, CEMEX’s most important segments were affected as follows:

•
In Mexico, the lockdown measures in place from the third week of March until May 13, 2020, except for certain sectors and construction activities of public works designated as essential by the government during the
COVID-19
Pandemic, significantly impacted the economic activity in general and the Company’s results. Beginning on May 14, 2020 the reopening of social, educational and economic activities was allowed. Therefore, companies dedicated to construction and mining industry activities were able to resume full operations as long they complied with the applicable health and safety protocols and guidelines established by the government. As of December 31, 2021 no additional official decrees were issued requiring the construction industry in Mexico to halt all or part of its operations.

•
In the United States of America (the “United States”), except for a few ready-mix
concrete plants in the San Francisco area that were temporarily shut down during part of 2020, all sites that were operational before the
COVID-19
Pandemic have remained active. During November and December of 2020, certain states in the United States continued to implement certain degrees of lockdowns, which had an impact on the Company’s operations and demand for its products and services. The main negative impacts from the
COVID-19
Pandemic in the United States during 2021 and 2020 have been related to the shortage of freight services by reduced drivers and bottlenecks in certain maritime docks and distribution centers which have increased the costs of logistics, supplies, raw materials and fuels, among others.

•
In CEMEX’s Europe, Middle East, Africa and Asia (“EMEAA”) region, the main effects were experienced in Spain, the Philippines and the United Arab Emirates, where operations either operated on a limited basis or were temporarily halted during portions of 2020. However, CEMEX’s operations in the EMEAA region in general were not halted in 2021 and 2020. Other countries have experienced negative effects on the market side, with drops in demand resulting in temporary site closures. During November and December of 2020, certain countries like France, Germany and the United Kingdom implemented certain degrees of lockdowns, which affected the operations and demand for CEMEX’s products and services. CEMEX’s operations in the United Kingdom and other regions in Europe have also been significantly affected by the shortage of drivers which have increased the costs of logistics, supplies, raw materials and fuels, among others.

•
In most of CEMEX’s South America, Central America and Caribbean (“SCA&C”) region, considering governmental requirements, the Company’s operations were temporarily affected in 2020. In Colombia, CEMEX temporarily halted production and related activities beginning on March 25, 2020, partially resuming from April 13 to April 27, 2020 to attend to certain allowed needs and beginning on April 27, 2020 the supply of material and supplies for infrastructure works, public works and general construction was permitted. In Panama, the closing of the Company’s operations was initially effective from March 25, 2020 through May 24, 2020, partially resuming for certain approved activities and finally, on September 4, 2020, the supply for construction works in general was allowed. In Trinidad and Tobago and Barbados operations were temporarily halted from the last week of March until May 14, 2020. There were no significant lockdowns in 2021 in the SCA&C region. Nonetheless, the
COVID-19
Pandemic continues to affect several supply chains and has generated increases in fuels and transportation costs.

During the year ended December 31, 2021, the Company’s revenues increased 14% compared to the previous year. This increase in revenues was generated considering certain general economic recovery during 2021, and by the significant reduction in sales volumes during 2020 resulting from the aforementioned adverse effects of the
COVID-19
Pandemic. The increase in revenues was partially offset by increases in costs of raw materials, fuels and transportation in the main countries in which CEMEX operates. However, these increases in costs were partially offset considering the measures implemented by the Company for the reduction and control of its operating costs and expenses. Considering the above, as well as the sale of CO2 emission allowances of $600 in 2021 (note 8) and the reduction in asset impairment losses from $1,520 in 2020 to $536 in 2021 described in the following paragraph, operating earnings increased from operating losses of $456 in 2020 to operating earnings of $1,618 in 2021. Moreover, during the year ended December 31, 2021, CEMEX’s Operating EBITDA (operating earnings before other expenses, net, plus depreciation and amortization (note 3.1)) increased 18.1% from $2,421 in 2020 to $2,861 in 2021.
Considering in 2021 and 2020 the negative effects of the pandemic and its impact on the valuation of the Company’s assets and the future operating plans of certain assets, CEMEX recognized non-cash
impairment losses related to goodwill and other intangible assets in 2021 and idle assets, operating permits and goodwill in 2020 for aggregate amounts of $536 and $1,520, respectively (note 8). The Company considers that, taking into account that even with more persons being vaccinated around the world, the pandemic is still ongoing and new strains have caused infection numbers to grow as the negative impacts of such pandemic could remain and there would not be a significant global economic recovery, thus the significant negative effects occurred during 2021 and 2020 could be repeated in the future mainly in connection with: (i) increases in estimated credit losses on trade accounts receivable (note 11); as well as (ii) impairment of long-lived assets including goodwill (notes 16.1 and 17.1). The most relevant aspects regarding the potential negative effects mentioned above as of the date of approval of these consolidated financial statements as of December 31, 2021 are disclosed in the explanatory notes.
The degree to which the
COVID-19
Pandemic would affect again the Company’s liquidity, financial situation and results of operations will depend on the evolution of future developments that are highly uncertain, including among these, the duration and spread of the pandemic, its severity, the spread of even more infectious strains of the virus, the actions, in particular measures ordered by governments, to contain the virus or treat its impact and how fast and to which extent the economic and operational conditions can return, within a new normality with limited activities, until more effective vaccination initiatives are put in place in more countries around the world and how willing of the world’s population is to receive the vaccines. In the countries where the Company operates, vaccination against
COVID-19
generally maintained a positive rhythm in 2021 due to the availability of vaccines, which has helped to contain the level of outbreaks and severity of infections. The Company’s management carries out proactive efforts with the authorities in each country to facilitate to the extent possible the vaccination of its employees and their families in order to mitigate the potential risk in the operation that could be affected by future waves of contagion.
During 2020, CEMEX dealt with liquidity risks during the deepest phase of suspension of activities within the
COVID-19
Pandemic, maintaining sufficient cash, to the extent possible, through obtaining financing in the bonds market and with commercial banks. From March through September 2020, CEMEX issued notes, negotiated new loans and borrowed from its committed lines of credit a total of $3,478, of which, as of December 31, 2020 an aggregate of $2,785 had been repaid. In addition, CEMEX, S.A.B. de C.V. suspended its share repurchase program and did not pay dividends during 2021 and 2020. During 2021, CEMEX significantly continued to improve its capital structure seeking to reach an investment grade from rating agencies using cash flows provided by operations and the sale of assets to pay down debt and through the issuance on June 8, 2021 of
$1,000 of its subordinated notes with no fixed maturity (note 22.2), proceeds that were applied fully to the repayment of debt. Furthermore, on October 29, 2021, CEMEX closed a new $3,250 syndicated sustainability-linked credit agreement (the “2021 Credit Agreement”), under terms consistent with an investment grade capital structure, and used a portion of the proceeds to fully repay its previous 2017 Facilities Agreement, as amended several times (note 18.1). In addition, on December 23, 2021, CEMEX closed a new credit agreement for the Mexican peso equivalent of $250 (the “2021 Pesos Credit Agreement”), under terms substantially similar to those of the 2021 Credit Agreement. The Company projects it will continue to generate sufficient cash flows from operations, which would enable the Company to meet its current obligations. Moreover, as of December 31, 2021, CEMEX had $1,750 available on its committed revolving line of credit under the 2021 Credit Agreement (note 18.1).
Other measures that contributed to easing liquidity risks that were applied beginning on April 8, 2020 and that were maintained in 2021 are as follows: a) all non-critical
capital expenditures or not associated with the management of the
COVID-19
Pandemic were streamlined; b) operating expenses were also streamlined strictly according to the Company’s markets evolution and demand; c) the Company´s production was adjusted, to the extent permitted by quarantine measures, only to supply the volume of products required by the markets; and, d) all activities not related to managing basic operations were suspended.